INCOME TAXES (Details)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Income Taxes Details
Statutory rate	3500.00%	3500.00%
State and local taxes, net of federal income tax benefit	430.00%	280.00%
Change in valuation allowance	(3520.00%)	(2740.00%)
Stock-based compensation	(320.00%)	(230.00%)
Non-deductible expenses	(20.00%)	(10.00%)
Goodwill impairment		(1380.00%)
Acquisition related contingent consideration		830.00%
Research tax credits		60.00%
Prior year adjustments - deferred true-ups	(10.00%)	80.00%
Change in state rate	(10.00%)	100.00%
Other		10.00%
Effective tax rate	50.00%	500.00%